Related Party Balance and Transactions - Schedule of Related Party Balance and Transactions (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total	¥ 187
Duoduo Robot [Member]
Related Party Transaction [Line Items]
Total	55
Shanghai Nuancheng [Member]
Related Party Transaction [Line Items]
Total	57
Shanghai Youxi [Member]
Related Party Transaction [Line Items]
Total	¥ 75